Share capital - Share repurchases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018	May 04, 2016
Share repurchase [Abstract]
Stock Repurchase Program, Authorized Amount				$ 200,000,000.0	$ 100,000,000.0
Stock Repurchase Program, Increase in Authorized Amount				$ 148,300,000
Payments for Repurchase of Common Stock	$ 0	$ 0	$ 138,705,000
Stock Repurchased and Retired During Period, Shares			10,311,123
Treasury Stock Acquired, Average Cost Per Share			$ 13.45
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 61,300,000